Annual Total Returns - Fidelity International Bond Index Fund [BarChart] - 12.31 Fidelity International Bond Index Fund PRO-07 - Fidelity International Bond Index Fund	Mar. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 10, 2019
Fidelity International Bond Index Fund
Bar Chart Table:
Annual Return 2020	4.33%
Annual Return 2021	(1.74%)